UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 10407

Institutional Portfolio

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31
Date of reporting period: January 31, 2007

ITEM 1.           SCHEDULE OF INVESTMENTS

INSTITUTIONAL PORTFOLIO

SMASH SERIES C PORTFOLIO

FORM NQ
JANUARY 31, 2007

SMASh Series C Portfolio

Schedule of Investments (unaudited)
January 31, 2007

Face
Amount†	Rating‡	Security	Value
CORPORATE BONDS & NOTES — 83.2%
Automobiles — 3.3%
70,000	BBB	DaimlerChrysler North America Holding Corp., 5.875% due 3/15/11 (a)	$ 70,222
Commercial Services & Supplies — 4.8%
100,000	BBB	Waste Management Inc., 6.375% due 11/15/12	104,124
Diversified Financial Services — 11.8%
90,000	AA-	Bank of America Corp., 5.375% due 8/15/11 (a)	90,466
60,000	BBB	Residential Capital LLC, Notes, 6.000% due 2/22/11 (a)	59,733
100,000	BB+	TNK-BP Finance SA, 7.500% due 7/18/16 (b)	104,670
		Total Diversified Financial Services	254,869
Diversified Telecommunication Services — 6.4%
50,000	BBB+	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10 (a)	53,753
90,000	BBB+	Telecom Italia Capital SA, Notes, 5.250% due 10/1/15	83,653
		Total Diversified Telecommunication Services	137,406
Electric Utilities — 14.9%
90,000	BBB	Duke Energy Corp., Senior Notes, 5.625% due 11/30/12 (a)	91,113
60,000	BBB	Exelon Corp., Bonds, 5.625% due 6/15/35 (a)	56,557
100,000	BBB-	FirstEnergy Corp., Notes, Series C, 7.375% due 11/15/31 (a)	114,207
60,000	BBB	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34 (a)	60,236
		Total Electric Utilities	322,113
Independent Power Producers & Energy Traders — 2.2%
50,000	BB+	TXU Corp., Senior Notes, Series Q, 6.500% due 11/15/24	46,552
Media — 2.8%
60,000	BBB+	Time Warner Inc., 6.500% due 11/15/36	59,914
Metals & Mining — 3.5%
73,000	BBB	Vale Overseas Ltd., Notes, 6.875% due 11/21/36	74,479
Multi-Utilities — 3.3%
70,000	BBB	Dominion Resources Inc., Senior Notes, 5.700% due 9/17/12 (a)	70,755
Oil, Gas & Consumable Fuels — 22.0%
130,000	BBB-	Anadarko Petroleum Corp., Senior Notes, 6.450% due 9/15/36 (a)	129,224
100,000	A-	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29 (a)	112,821
147,000	BBB	Pemex Project Funding Master Trust, Bonds, 6.625% due 6/15/35 (a)	146,449
80,000	BBB	XTO Energy Inc., Senior Notes, 7.500% due 4/15/12	86,681
		Total Oil, Gas & Consumable Fuels	475,175
Road & Rail — 4.1%
90,000	BBB+	Norfolk Southern Corp., Notes, 5.257% due 9/17/14 (a)	88,400
Wireless Telecommunication Services — 4.1%
80,000	BBB	Sprint Capital Corp., Senior Notes, 8.375% due 3/15/12 (a)	88,869
		TOTAL CORPORATE BONDS & NOTES
		(Cost — $1,812,632)	1,792,878
SOVEREIGN BOND — 11.6%
Russia — 11.6%
225,000	BBB+	Russian Federation, 5.000% due 3/31/30 (a)(b)
		(Cost — $255,375)	250,453

See Notes to Schedule of Investments.

SMASh Series C Portfolio

Schedule of Investments (unaudited) (continued)
January 31, 2007

Face
Amount	Security	Value
U.S. GOVERNMENT & AGENCY OBLIGATION — 1.1%
U.S. Government Obligations — 1.1%
$ 25,000	U.S. Treasury Bonds, 4.500% due 2/15/36 (Cost — $23,641)	$ 23,375
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $2,091,648)	2,066,706
SHORT-TERM INVESTMENT — 0.2%
U.S. Government Agency — 0.2%
5,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.220%
	due 6/27/07 (Cost — $4,897) (c)(d)	4,897
	TOTAL INVESTMENTS — 96.1% (Cost — $2,096,545#)	2,071,603
	Other Assets in Excess of Liabilities — 3.9%	82,946
	TOTAL NET ASSETS — 100.0%	$ 2,154,549

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	All or a portion of this security is segregated for open futures contracts.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(d)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.
See page 3 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal.
Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative
CCC,		with respect to capacity to pay interest and repay principal in accordance with the terms of the
CC and C		obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation.
While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR	—	Indicates that the bond is not rated by Standard & Poor’s.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

SMASh Series C Portfolio (the “Portfolio”) is a separate series of Institutional Portfolio (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, which was organized as a trust under the laws of the Commonwealth of Massachusetts. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these investments at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Financial Futures Contracts. The Portfolio may enter into financial futures contracts typically for both hedging and no hedging purposes, including for purposes of enhancing returns. Upon entering into a financial futures contract, the Portfolio is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Portfolio recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Portfolio could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Credit and Market Risk. The Portfolio invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(d) Foreign Risk. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$373
Gross unrealized depreciation	(25,315)
Net unrealized depreciation	$(24,942)

Notes to Schedule of Investments (unaudited) (continued)

At January 31, 2007, the Portfolio had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Loss
Contracts to Buy:
Euro Dollar	6	9/07	$1,424,880	$1,421,175	$(3,705)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Institutional Portfolio

By           /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date        March 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date        March 29, 2007

By           /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date        March 29, 2007